Net Finance Costs - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of Finance Income and Costs [Line Items]
Interest related to adjusting tax payables	£ 41	£ 43	£ 25
Monetary gain (loss)	45
Hedge ineffectiveness		(9)	£ 18
Bond redeemed amount | $				$ 700
Bond maturity date			Nov. 15, 2018	Nov. 15, 2018
Loss on bond redemption			£ 101	$ 130
RAI
Disclosure of Finance Income and Costs [Line Items]
Pre-financing costs related to acquisition of shares		153
Interest on tax payables including FIIGLO
Disclosure of Finance Income and Costs [Line Items]
Interest related to adjusting tax payables	25	£ 25	£ 25
Overseas Withholding Tax
Disclosure of Finance Income and Costs [Line Items]
Interest related to adjusting tax payables	£ 12